LEASES - Schedule Of Components Of Lease Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Lease, Costs [Abstract]
Amortization of land use rights	$ 22,662	$ 22,832	$ 22,886
Operating lease costs	14,614	29,401	31,039
Short-term lease costs	720	473	842
Variable lease costs	1,902	(629)	(5,565)
Finance Lease, Costs [Abstract]
Amortization of right-of-use assets	12,928	15,682	12,836
Interest cost	25,371	31,642	41,550
Total lease costs	$ 78,197	$ 99,401	$ 103,588